Supplement dated May 1, 2026 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2026, Natixis Funds Statements of Additional Information, dated February 1, 2026, and April 1, 2026, and June 1, 2025, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Institutional High Income Fund

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Fixed Income Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Securitized Asset Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Global Growth Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Growth Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Inflation Protected Securities Fund	Vaughan Nelson Select Fund

Effective May 1, 2026, Peter J. Smail will retire from the Board of Trustees. Accordingly, effective May 1, 2026, all references to Mr. Smail and corresponding disclosure related to Mr. Smail are hereby removed from the Statements of Additional Information.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated change. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee

Richard A. Goglia – Chairperson	Maureen B. Mitchell – Chairperson	Martin T. Meehan – Chairperson

James P. Palermo	Edmond J. English	James P. Palermo

Cynthia L. Walker	Martin T. Meehan	Kirk A. Sykes

	Kirk A. Sykes	Cynthia L. Walker

As Chairperson of the Board, Mr. Sirri is an ex officio member of each Committee.